Fair Value (Details) - Schedule of black-bholes-merton pricing model	6 Months Ended
Dec. 31, 2020 $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise price (in Dollars per share)	$ 11.50
Expected dividend yield	0.00%
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)	$ 1.89
Expected term in years	4 years 5 months 15 days
Volatility	54.44%
Risk-free interest Rate	0.364%
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Stock price (in Dollars per share)	$ 2.43
Expected term in years	5 years
Volatility	54.92%
Risk-free interest Rate	0.373%